Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income

For the years ended December 31	2015	2014

Foreign Currency Translation Adjustment
Balance, Beginning of Year	$715	$693
Change in Foreign Currency Translation Adjustment	668	22
Balance, End of Year	$1,383	$715

Pension and Other Post-Employment Benefit Plans
Balance, Beginning of Year	$(26)	$(9)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 22)	46	(22)
Income Taxes	(15)	7
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 22)	2	(1)
Income Taxes	-	-
Reclassification of Net Prior Service Costs and (Credits) to Net Earnings (See Note 22)	-	(1)
Income Taxes	-	-
Balance, End of Year	$7	$(26)
Total Accumulated Other Comprehensive Income	$1,390	$689